Equity Incentive Plans - Narrative (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Feb. 17, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Incentive Plans
Compensation expense		$ 125	$ 106	$ 80
Share-based compensation arrangement by share-based payment award, recognized tax benefits		22	22	28
Cash received from the exercise of options		92	178	187
Tax benefit realized on options exercised and stock unrestricted		28	$ 96	$ 61
Unrecognized compensation cost related to nonvested awards		$ 89
Common stock authorized for stock-based awards (in shares)		98.0
Common stock reserved for further issuance (in shares)		15.0
Nonqualified stock options
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards		$ 29
Expected period of recognition of unrecognized compensation cost		1 year 8 months 16 days
Restricted stock units
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards		$ 23
Expected period of recognition of unrecognized compensation cost		1 year 8 months 9 days
Portion of awards vesting and unrestricting on second anniversary of grant date (as a percent)		50.00%
Portion of awards vesting and unrestricting on third and fourth anniversaries of grant date (as a percent)		25.00%
Performance stock awards
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards		$ 37
Expected period of recognition of unrecognized compensation cost		1 year 7 months 2 days
Stock options
Equity Incentive Plans
Vesting period of options granted		3 years
Portion of awards vesting and unrestricting on second anniversary of grant date (as a percent)	50.00%
Portion of awards vesting and unrestricting on third and fourth anniversaries of grant date (as a percent)	25.00%
Expiration term for options		10 years